Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment reporting [Abstract]
Information for Operating Segments
There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follow:

December 31, 2019	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total consolidated

Revenue	$868,505	$265,472	$169,839	$171,867	$-	$1,475,683
Costs and expenses	(652,157)	(232,386)	(122,882)	(132,792)	(620)	(1,140,837)
Corporate expenses	-	-	-	-	(173,106)	(173,106)
Depreciation and amortization	(66,306)	(19,474)	(15,186)	(41,516)	(40,398)	(182,880)
Transportation profit (loss)	$150,042	$13,612	$31,771	$(2,441)	$(214,124)	$(21,140)
Costs, expenses and revenue not allocated						52,432
Net profit for the year						$31,292

Total assets by operating segment	$2,034,872	$1,069,482	$1,092,314	$386,418	$-	$4,583,086
Shared assets	-	-	-	-	(19,311)	(19,311)
Total assets	$2,034,872	$1,069,482	$1,092,314	$386,418	$(19,311)	$4,563,775

Total liabilities by operating segment	$431,893	$158,203	$262,108	$181,416	$-	$1, 033,620
Shared liabilities	-	-	-	-	1,107,363	1,107,363
Total liabilities	$431,893	$158,203	$262,108	$181,416	$1,107,363	$2,140,983

Total capital expenditures by segment	$12,048	$598	$24,086	$494	$-	$37,226
Shared capital expenditures	-	-	-	-	11,055	11,055
Total capital expenditures	$12,048	$598	$24,086	$494	$11,055	$48,281

December 31, 2018	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total consolidated

Revenue	$909,455	$286,649	$165,971	$160,991	$-	$1,523,066
Costs and expenses	(727,535)	(248,364)	(106,993)	(165,388)	(473)	(1,248,753)
Corporate expenses	-	-	-	-	(198,404)	(198,404)
Depreciation and amortization	(59,451)	(2,772)	(9,616)	(1,305)	(7,133)	(80,277)
Transportation profit (loss)	$122,469	$35,513	$49,362	$(5,702)	$(206,010)	$(4,368)
Costs, expenses and revenue not allocated						27,917
Net profit for the year						$23,549

Total assets by operating segment	$2,641,105	$55,586	$1,766,631	$238,740	$-	$4,702,062
Shared assets	-	-	-	-	(920,978)	(920,978)
Total assets	$2,641,105	$55,586	$1,766,631	$238,740	$ (920,978)	$3,781,084

Total liabilities by operating segment	$887,042	$19,055	$255,460	$66,515	$-	$1,228,072
Shared liabilities	-	-	-	-	428,754	428,754
Total liabilities	$887,042	$19,055	$255,460	$66,515	$428,754	$1,656,826

Total capital expenditures by segment	$42,745	$592	$13,176	$582	$-	$57,095
Shared capital expenditures	-	-	-	-	29,188	29,188
Total capital expenditures	$42,745	$592	$13,176	$582	$29,188	$86,283

December 31, 2017	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total consolidated

Revenue	$1,951,320	$229,529	$134,196	$149,894	$-	$2,464,939
Costs and expenses	(1,386,282)	(193,826)	(112,771)	(180,356)	(1,123)	(1,874,358)
Corporate expenses	-	-	-	-	(205,622)	(205,622)
Depreciation and amortization	(541,030)	(1,660)	(11,143)	(1,205)	(7,877)	(562,915)
Transportation profit (loss)	$24,008	$34,043	$10,282	$(31,667)	$(214,622)	$(177,956)
Costs, expenses and revenue not allocated						1,507,535
Net profit for the year						$1,329,579

Total assets by operating segment	$5,617,173	$38,833	$1,904,928	$153,196	$-	$7,714,130
Shared assets	-	-	-	-	(3,589,918)	(3,589,918)
Total assets	$5,617,173	$38,833	$1,904,928	$153,196	$(3,589,918)	$4,124,212

Total liabilities by operating segment	$849,416	$19,425	$256,121	$56,296	$-	$1,181,258
Shared liabilities	-	-	-	-	713,892	713,892
Total liabilities	$849,416	$19,425	$256,121	$56,296	$713,892	$1,895,150

Total capital expenditures by segment	$64,054	$-	$9,034	$42	$-	$73,130
Shared capital expenditures	-	-	-	-	7,092	7,092
Total capital expenditures	$64,054	$-	$9,034	$42	$7,092	$80,222